Flat Rock Opportunity Fund

1350 6th Avenue, 18th Floor
New York, NY 10019

May 5, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Flat Rock Opportunity Fund (the “Registrant”)

File Nos. 333-237929 and 811-23328

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 as amended (the “1933 Act”), the undersigned, on behalf of the Registrant, certifies that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 7 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended, filed electronically with the Commission on April 30, 2020 (SEC Accession No. 0001398344-20-008966)

Questions related to the filing should be directed to Owen Pinkerton at 202-263-4144 or Krisztina Nadasdy at 614-469-3243 of Thompson Hine LLP.

Sincerely,

/s/ Robert K. Grunewald

Robert K. Grunewald

Chief Executive Officer